COMMITMENTS AND CONTINGENCIES (Details) - EUR (€) € in Millions		Dec. 31, 2016	Dec. 31, 2015
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*	[1]	€ 8	€ 6
Commercial letters of credit		239	218
Standby letters of credit and financial guarantees written		2,910	3,175
Total		3,157	3,399
Commitments And Contingencies Footnote [Abstract]
Group commitments to extend credit, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed		5,768	5,404
Legal Contingencies [Abstract]
Cases under litigation that the Group has provided for		€ 91	€ 62

[1]	Commitments to extend credit as at December 31, 2015 and 2016 include amounts, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are used in the Risk Weighted Assets calculation for capital adequacy purposes under regulatory rules currently in force. The total commitments to extend credit at December 31, 2016 are EUR 5,768 million (2015: EUR 5,404 million).